Operating Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		$ 7,397,955	$ 5,496,617	$ 14,883,003	$ 12,184,292
Personnel expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	[1]	5,287,599	3,687,659	10,271,564	8,582,640
Consulting and legal expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		927,554	878,242	2,311,430	1,783,094
Office expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		297,917	181,382	532,069	365,900
Depreciation and amortization expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		115,705	101,089	276,168	199,074
Travelling expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		53,338	76,138	160,303	126,420
Other [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		$ 715,842	$ 572,107	$ 1,331,469	$ 1,127,164

[1]	The amount includes share-based compensation expense of US$4,625,921 for the six months ended June 30, 2026 (2025: US$4,730,277) and US$2,403,999 for the three months ended June 30, 2026 (2025: US$1,588,188), relating to various share awards granted to employees and non-employees.